Schedule of Investments

November 30, 2022

SRH U.S. Quality ETF

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.76%
Consumer Discretionary Products - 4.65%
Newell Brands, Inc.	81,703	$1,059,688
NVR, Inc.(a)	390	1,809,214
Polaris, Inc.	16,589	1,892,141
		4,761,043
Consumer Staple Products - 4.88%
Church & Dwight Co, Inc.	17,539	1,435,918
Estee Lauder Companies, Inc., Class A	6,358	1,499,153
National Beverage Corp.	40,121	2,067,435
		5,002,506
Financial Services - 9.31%
CME Group, Inc.	7,308	1,289,862
Credit Acceptance Corp.(a)	3,142	1,489,182
Invesco Ltd.	75,784	1,448,232
Morgan Stanley	19,951	1,856,840
Nasdaq, Inc.	29,378	2,011,218
OneMain Holdings, Inc.	36,832	1,449,707
		9,545,041
Health Care - 16.05%
Amedisys, Inc.(a)	10,085	918,643
AmerisourceBergen Corp.	11,254	1,920,945
Cardinal Health, Inc.	30,767	2,466,590
Elevance Health, Inc.	3,508	1,869,483
Enhabit, Inc.(a)	10,816	154,777
HCA Healthcare, Inc.	6,943	1,667,848
Humana, Inc.	4,019	2,210,048
Laboratory Corp. of America Holdings	6,577	1,583,084
Select Medical Holdings Corp.	72,788	1,789,129
UnitedHealth Group, Inc.	3,417	1,871,696
		16,452,243
Industrial Products - 8.24%
Lockheed Martin Corp.	3,946	1,914,560
Northrop Grumman Corp.	3,873	2,065,432
Timken Co.	28,793	2,187,692
Toro Co.	20,462	2,271,077
		8,438,761
Industrial Services - 9.98%
Frontdoor, Inc.(a)	58,537	1,368,010
FTI Consulting, Inc.(a)	11,108	1,919,685
Insperity, Inc.	17,393	2,061,940
Ryder System, Inc.	21,997	2,056,499
TriNet Group, Inc.(a)	17,758	1,286,922
United Parcel Service, Inc., Class B	8,112	1,539,090
		10,232,146

	Shares	Value (Note 2)
Materials - 11.54%
Advanced Drainage Systems, Inc.	14,689	$1,428,652
Eagle Materials, Inc.	13,593	1,853,269
Owens Corning	19,074	1,694,534
Silgan Holdings, Inc.	37,782	1,998,668
Summit Materials, Inc., Class A(a)	56,199	1,702,268
Vulcan Materials Co.	9,500	1,741,635
Westrock Co.	37,125	1,407,780
		11,826,806
Media - 6.52%
Comcast Corp., Class A	37,271	1,365,609
Fox Corp.	44,286	1,437,081
GoDaddy, Inc., Class A(a)	20,828	1,648,120
World Wrestling Entertainment, Inc., Class A	27,917	2,230,010
		6,680,820
Real Estate - 0.95%
Cushman & Wakefield PLC(a)	85,211	973,110

Retail & Wholesale - Discretionary - 4.00%
Home Depot, Inc.	5,846	1,894,046
O'Reilly Automotive, Inc.(a)	2,545	2,200,254
		4,094,300
Retail & Wholesale - Staples - 2.93%
Dollar Tree, Inc.(a)	10,889	1,636,508
Target Corp.	8,185	1,367,468
		3,003,976
Semiconductors - 1.03%
Intel Corp.	35,225	1,059,216

Software & Tech Services - 16.86%
Akamai Technologies, Inc.(a)	14,616	1,386,474
Booz Allen Hamilton Holding Corp., Class A	19,878	2,115,019
CACI International, Inc.(a)	5,773	1,802,908
CDW Corp.	9,720	1,833,581
Euronet Worldwide, Inc.(a)	13,374	1,243,113
ExlService Holdings, Inc.(a)	12,204	2,284,589
Genpact Ltd.	40,121	1,849,979
Parsons Corp.(a)	45,163	2,235,569
Qualys, Inc.(a)	12,277	1,514,000
TTEC Holdings, Inc.	21,193	1,016,204
		17,281,436

See Notes to Schedule of Investments.

SRH U.S. Quality ETF

Schedule of Investments

November 30, 2022 (Continued) (Unaudited)

	Shares	Value (Note 2)
Tech Hardware & Semiconductors - 2.82%
Arrow Electronics, Inc.(a)	14,689	$1,597,282
Ciena Corp.(a)	28,794	1,294,578
		2,891,860
TOTAL COMMON STOCKS (Cost $93,493,683)		102,243,264

MONEY MARKET FUNDS - 0.10%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.76%	106,105	106,105

TOTAL MONEY MARKET FUNDS (Cost $106,105)		106,105

TOTAL INVESTMENTS - 99.86% (Cost $93,599,788)		$102,349,369

Other Assets In Excess of Liabilities - 0.14%		140,922

NET ASSETS - 100.00%		$102,490,291

(a)	Non-income producing security.

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Technology	20.71%	$21,232,512
Industrials	18.22	18,670,907
Health Care	16.05	16,452,243
Materials	11.54	11,826,806
Financials	9.31	9,545,041
Consumer Discretionary	8.65	8,855,343
Consumer Staples	7.81	8,006,482
Communications	6.52	6,680,820
Real Estate	0.95	973,110
TOTAL COMMON STOCKS	99.76%	102,243,264

MONEY MARKET FUNDS
TOTAL MONEY MARKET FUNDS	0.10%	106,105

TOTAL INVESTMENTS	99.86	102,349,369
Other Assets In Excess of Liabilities	0.14	140,922
NET ASSETS	100.00%	$102,490,291

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

SRH U.S. Quality ETF

Notes to Schedule of Investments

November 30, 2022 (Unaudited)

NOTE 1 -	ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022 as a Delaware statutory trust, pursuant to a Declaration of Trust, as amended, dated September 26, 2022, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of one series, SRH U.S. Quality ETF (the “Fund”). The Fund’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, Rocky Mountain Advisers, LLC has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely-followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 5, 2022.

The Fund is currently authorized to offer an unlimited number of one class of shares which will be listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds will not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

The Board of Trustees (the “Board”) has established the following procedures for valuation of the Fund’s asset values under normal market conditions. For domestic equity securities traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of a domestic equity security not traded on an exchange, or if such closing prices are not otherwise available, the mean of the closing bid and ask price will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Paralel Advisors LLC ("Paralel" or the "Adviser"), as the valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

SRH U.S. Quality ETF

Notes to Schedule of Investments

November 30, 2022 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of November 30, 2022:

Investments in Securities at Value(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$102,243,264	$–	$–	$102,243,264
Money Market Funds	106,105	–	–	106,105
Total	$102,349,369	$–	$–	$102,349,369

(1)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

5